UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Matrix Capital Management Company, LLC
Address: 1000 Winter Street
         Suite 4610
         Waltham, MA  02451

13F File Number:  028-10217

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher D. Johnson
Title:     Chief Financial Officer
Phone:     (781) 522-4948

Signature, Place, and Date of Signing:

 /s/    Christopher D. Johnson     Waltham, MA/USA     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    $231,695 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
7 DAYS GROUP HLDGS LTD         ADR              81783J101     5041   398157 SH       SOLE                   398157        0        0
CARTER INC                     COM              146229109    37802  1237793 SH       SOLE                  1237793        0        0
CROWN CASTLE INTL CORP         COM              228227104    21734   534400 SH       SOLE                   534400        0        0
HUMANA INC                     COM              444859102    21092   290000 SH       SOLE                   290000        0        0
ISHARES TR                     RUSSELL 2000     464287655    19290   300000 SH  PUT  SOLE                   300000        0        0
NATIONAL CINEMEDIA INC         COM              635309107    12393   854118 SH       SOLE                   854118        0        0
PHH CORP                       COM NEW          693320202     2050   127500 SH       SOLE                   127500        0        0
POPULAR INC                    COM              733174106    21993 14661767 SH       SOLE                 14661767        0        0
SBA COMMUNICATIONS CORP        COM              78388J106     5172   150000 SH       SOLE                   150000        0        0
SLM CORP                       COM              78442P106    12575  1010000 SH       SOLE                  1010000        0        0
TRANSDIGM GROUP INC            COM              893641100    57396   702783 SH       SOLE                   702783        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102    15157   408323 SH       SOLE                   408323        0        0